Financial Expenses, Net (Tables)	6 Months Ended
Jun. 30, 2017
Other Income and Expenses [Abstract]
Schedule of Financial Expenses, Net

	Six months ended June 30,
	2017	2016
	Unaudited
Income:

Foreign currency exchange differences	$184	$19
Interest on cash equivalents and restricted deposits	9	6

	(193)	(25
Expenses:

Extinguishment and amortization of shareholders’ convertible loans discount and beneficial conversion feature	19	1,096
Interest on shareholders’ convertible loans	125	151
Withholding taxes on interest of convertible loans from shareholders	-	45
Bank commissions and others	40	68
Foreign currency exchange differences	6	42
Interest on loans from banks and other credit balances	12	23

	202	1,425

Total financial expenses, net	9	1,400